INCOME TAX (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Schedule of Deferred Tax Assets and Liabilities

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the deferred tax assets of the Company and its subsidiaries are as follows:

	December 31,
	2020	2019
	$	$
Operating loss carry forwards	18,658	17,391
Reserves and allowances	2,589	1,599

Net deferred tax assets before valuation allowance	21,247	18,990
Valuation allowance	(21,121)	(18,480)

Net deferred tax assets	126	510

Deferred income taxes consist of the following:
Domestic	16,285	14,339
Valuation allowance	(16,159)	(13,829)
Net deferred tax assets	126	510

Foreign	4,962	4,651
Valuation allowance	(4,962)	(4,651)
	-	-

Schedule of Income (Loss) before Income Tax

	Year ended December 31,
	2020	2019
	$	$
Domestic	(6,301)	(9,349)
Foreign	(1,561)	(2,113)
	(7,862)	(11,462)

Schedule of Effective Income Tax Reconciliation

A reconciliation of theoretical tax expense, assuming all income is taxed at the statutory rate applicable to the income of companies in Israel, and the actual tax expense (benefit), is as follows:

	Year ended December 31,
	2020	2019
	$	$
Loss before income tax, as reported in the consolidated statements of operations	(7,862)	(11,462)
Statutory tax rate in Israel	23%	23%

Theoretical tax benefit	(1,808)	(2,636)
Current year carryforward losses and other differences for which a valuation allowance was recorded	1,278	2,101
Changes in valuation allowance	48	104
Offset of Other non-current assets (accounted for as DTA element)	(56)	(56)
Changes in foreign currency exchange rate and other differences	5	(12)
Non-deductible expenses and other differences	538	542

Actual income tax expense (benefit)	5	43